Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Summary of Proposal for Profit Appropriation

	2023	2022 1)

Final dividend on common shares	280	237

To be deducted from retained earnings	(459)	(806)

Net result attributable to owners of Aegon Ltd.	(179)	(569)

1	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.